                                     485APOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 98                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 98                                                [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
________________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: December 20, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on December 20, 2002 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------

Your
American Century
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
New Opportunities II Fund
Select Fund

DECEMBER 20, 2002

EFFECTIVE JANUARY 30, 2003, NEW OPPORTUNITIES II FUND AND SELECT FUND WILL
BE CLOSED TO NEW RETAIL INVESTORS, BUT WILL BE AVAILABLE THROUGH FINANCIAL
INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY
MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements. Neither class of shares has any up-front or deferred charges, commissions or 12b-1 fees.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 6.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

NEW OPPORTUNITIES II FUND
SELECT FUND

As a new fund, New Opportunities II's performance history is not available as of the date of this prospectus. When these classes of the fund have investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The return of the Institutional Class of shares will differ from those shown in the chart, depending on the expenses of that class.

SELECT - INVESTOR CLASS(1)

          Select Fund
2001        -18.16%
2000         -8.71%
1999         22.23%
1998         35.65%
1997         32.19%
1996         19.22%
1995         22.67%
1994         -8.04%
1993         14.67%
1992         -4.45%

(1)  As of September 30, 2002, the end of the most recent calendar quarter,
     Select's year-to-date return was ____.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      Highest                              Lowest
--------------------------------------------------------------------------------
Select                22.30% (4Q 1998)                    -14.64% (1Q 2001)
--------------------------------------------------------------------------------

                                                                              3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001                1 year    5 years   10 years   Life of Fund(1)
-----------------------------------------------------------------------------------------------------------
Select
Return Before Taxes                                          -18.16%   10.36%     9.21%     15.53%(2)
Return After Taxes on Distributions                          -18.22%    7.48%     6.32%     N/A
Return After Taxes on Distributions and Sale of Fund Shares  -11.06%    7.91%     6.62%     N/A
S&P 500 Index                                                -11.87%   10.70%    12.94%     12.18%(2)
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------------

(1)  The inception date is October 31, 1958 for the Investor Class of Select.
     Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2)  Although the fund's actual inception date was October 31, 1958, life of fund returns are calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001      1 year    Life of Fund(1)
-----------------------------------------------------------------------------
Select
Return Before Taxes                                -17.94%   9.86%
S&P 500 Index                                      -11.87%   9.61%
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------

(1)  The inception date is March 13, 1997 for the Institutional Class.

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management    Distribution and        Other         Total Annual Fund
                          Fee           Service (12b-1) Fees    Expenses(1)   Operating Expenses
--------------------------------------------------------------------------------------------------
Select
    Investor Class        1.00%         None                    0.00%         1.00%
--------------------------------------------------------------------------------------------------
    Institutional Class   0.80%         None                    0.00%         0.80%
--------------------------------------------------------------------------------------------------
New Opportunities II
    Investor Class        1.50%         None                    0.00%         1.50%
--------------------------------------------------------------------------------------------------
    Institutional Class   1.30%         None                    0.00%         1.30%
--------------------------------------------------------------------------------------------------

(1)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual assets may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 year       3 years      5 years     10 years
-------------------------------------------------------------------------------
Select
    Investor Class             $102         $318         $551        $1,219
-------------------------------------------------------------------------------
    Institutional Class        $82          $255         $443        $987
-------------------------------------------------------------------------------
New Opportunities II
    Investor Class             $152         $472         $814        $1,778
-------------------------------------------------------------------------------
    Institutional Class        $132         $410         $710        $1,558
-------------------------------------------------------------------------------

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

NEW OPPORTUNITIES II
SELECT

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. For New Opportunities
II, it also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot  invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

In order to better control the size of the companies in which New Opportunities
II invests, the investment advisor has determined that it will close the fund when it reaches $500 million in assets. After that time, no new investments will be accepted.

6

If the companies in which New Opportunities II invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The New Opportunities II fund managers will usually purchase common stocks of
U.S. and foreign companies that are small at the time of purchase, but they can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The Select fund managers usually purchase common stocks, but they can purchase other securities as well. Each fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. Each fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Select generally invests in larger companies, although it may purchase companies of any size.

New Opportunities II generally invests in smaller-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than
American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

                                                                              7

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

New Opportunities II's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears. The Institutional Class of New Opportunities II had no assets as of the date of this Prospectus, but will pay the advisor a unified management fee of 1.30% of its average net assets.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds
to the Advisor as a Percentage of
Average Net Assets for the Most Recent
Fiscal Year Ended October 31, 2002        Investor Class    Institutional Class
--------------------------------------------------------------------------------
New Opportunities II                      1.50%             N/A
--------------------------------------------------------------------------------
Select                                    1.00%             0.80%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below.

New Opportunities II

CHRISTOPHER K. BOYD

Mr. Boyd, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. With the exception of 1997, he has been with American Century since March 1988 and has served as a Portfolio Manager since December 1992. During 1997 he was in private practice as an investment advisor. He has a bachelor of science from the
University of Kansas and an MBA from Dartmouth College. He is a CFA charterholder.

                                                                              9

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American
Century in June 1993 as an Investment Analyst and was promoted to Portfolio
Manager in July 1996. He has a bachelor's degree in accounting and finance from
Kansas State University and an MBA in finance from Indiana University. He is a
CFA charterholder and a Certified  Public Accountant.

TOM TELFORD

Mr. Telford, Portfolio Manager, has been a member of the team that manages New
Opportunities II since its inception. He joined American Century in July 1996 as an Investment Analyst and was promoted to Portfolio Manager in February 2000.
Before joining American Century, he attended the Wharton School of Business,
University of Pennsylvania, from August 1994 to May 1996, where he obtained his
MBA. He also has a bachelor of business administration from Southern Methodist
University. He is a CFA charterholder and a Certified Public Accountant.

Select

TIM REYNOLDS

Mr. Reynolds, Vice President and Portfolio Manager, has been a member of the team that manages Select since November 1999. He was promoted to Portfolio
Manager in August 2001. He joined American Century in November 1999 as an
Investment Analyst. Prior to joining American Century, he was a Senior Analyst at USAA from May 1997 to November 1999 and a Portfolio Manager at U.S. Global
from June 1995 to May 1997. He has a bachelor of business administration-finance from Texas A&M University and a master's degree in finance from Texas Tech
University. He is a CFA charterholder.

WADE SLOME

Mr. Slome, Portfolio Manager, has been a member of the team since being promoted to Portfolio Manager in July 2002. He joined American Century in June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell
University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of California, Los
Angeles. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

10

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

                                                                             11

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail or fax section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By wire--Open an account instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.
--------------------------------------------------------------------------------

AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.
--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are:  Select   New Opportunities II
--------------------------------------------------------------------------------
Individual or Joint                               $2,500   $10,000
--------------------------------------------------------------------------------
Traditional IRA                                   $2,500   $10,000(1)
--------------------------------------------------------------------------------
Roth IRA                                          $2,500   $10,000(1)
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(2)     $2,000   $10,000
--------------------------------------------------------------------------------
UGMA/UTMA                                         $2,500   $10,000
--------------------------------------------------------------------------------
403(b)(3)                                         $1,000   $10,000
--------------------------------------------------------------------------------
Qualified Retirement Plans(4)                     $2,500   $10,000
--------------------------------------------------------------------------------

(1)  To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

(2)  Formerly Education IRA

(3)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.
     If your contribution is less than $50 a month, you may make only one fund choice.

(4)  The minimum initial investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

               [graphic of triangle]

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, Education Savings Accounts
               (formerly Education IRAs) and traditional, Roth and Rollover
               IRAs.  If you have only business, business retirement,
               employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

14

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in  the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem shares in the account and send the proceeds to your address of record. For Instituational
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

                                                                             15

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

16

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue  any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                             17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

18

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)    8%                   20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

MULTIPLE CLASS INFORMATION

American Century offers six classes of Select and five classes of New
Opportunities II through financial intermediaries: Investor Class, Institutional
Class, A Class, B Class, C Class and ( for Select only) Advisor Class. The shares offered by this Prospectus are Investor Class and Institutional Class shares. Investor and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

                                                                             21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
Institutional Class of New Opportunities II is new, financial information is not available for this class as of the date of this prospectus.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average
   net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

22

NEW OPPORTUNITIES II
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31

Per-Share Data

                                                                      2001(1)
                                                                ----------------
Net Asset Value, Beginning of Period                                  $5.00
                                                                ----------------
Income From Investment Operations
 Net Investment Loss                                                  (0.01)
 Net Realized and Unrealized Loss                                     (0.47)
                                                                ----------------
 Total From Investment Operations                                     (0.48)
                                                                ----------------
Net Asset Value, End of Period                                        $4.52
                                                                ================
 Total Return(2)                                                      (9.60)%

Ratios/Supplemental Data

                                                                      2001(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    1.50%(3)
Ratio of Net Investment Loss to Average Net Assets                 (0.81)%(3)
Portfolio Turnover Rate                                                  89%
Net Assets, End of Period (in thousands)                             $18,217

(1)  June 1, 2001 (inception) through October 31, 2001.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                                                                             23

SELECT FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31

Per-Share Data

                                             2001       2000         1999        1998     1997
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $52.20     $53.32       $49.54      $48.18    $41.52
                                          ------------------------------------------------------
Income From Investment Operations
  Net Investment Income (Loss)(1)            0.06      (0.06)        0.01        0.12      0.15
  Net Realized and Unrealized Gain (Loss)  (14.53)      4.04        13.73        9.37     10.51
                                          ------------------------------------------------------
  Total From Investment Operations         (14.47)      3.98        13.74        9.49     10.66
                                          ------------------------------------------------------
Distributions
  From Net Investment Income                   --        --         (0.17)      (0.20)    (0.32)
  From Net Realized Gains                   (2.62)     (5.10)       (9.79)      (7.93)    (3.68)
  In Excess of Net Realized Gains           (0.17)       --           --          --        --
                                          ------------------------------------------------------
  Total Distributions                       (2.79)     (5.10)       (9.96)      (8.13)    (4.00)
                                          ------------------------------------------------------
Net Asset Value, End of Period             $34.94     $52.20       $53.32      $49.54    $48.18
                                          ======================================================
  Total Return(2)                          (28.93)%     7.64%       31.22%      22.96%    27.89%

Ratios/Supplemental Data

                                             2001       2000         1999        1998       1997
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
  to Average Net Assets                      1.00%      1.00%        1.00%       1.00%      1.00%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      0.15%    (0.11)%        0.03%       0.25%      0.33%
Portfolio Turnover Rate                        98%        67%         130%        165%        94%
Net Assets, End of Period
  (in millions)                             $4,745     $7,086       $7,216      $5,591     $4,769

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

24

SELECT FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

Per-Share Data

                                                     2001       2000     1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $52.36    $53.41    $49.63      $48.24      $40.56
                                                   -----------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                            0.14      0.04      0.02        0.22        0.13
  Net Realized and Unrealized Gain (Loss)           (14.55)     4.01     13.83        9.37        7.55
                                                   -----------------------------------------------------
  Total From Investment Operations                  (14.41)     4.05     13.85        9.59        7.68
                                                   -----------------------------------------------------
Distributions
  From Net Investment Income                            --        --     (0.28)      (0.27)         --
  From Net Realized Gains                            (2.62)    (5.10)    (9.79)      (7.93)         --
  In Excess of Net Realized Gains                    (0.17)       --        --          --          --
                                                   -----------------------------------------------------
   Total Distributions                               (2.79)    (5.10)   (10.07)      (8.20)         --
                                                   -----------------------------------------------------
Net Asset Value, End of Period                      $35.16    $52.36    $53.41      $49.63      $48.24
                                                   =====================================================
  Total Return(3)                                   (28.71)%    7.77%    31.47%      23.22%      18.93%

Ratios/Supplemental Data

                                                       2001      2000      1999        1998      1997(1)
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      0.80%     0.80%     0.80%       0.80%    0.80%(4)
Ratio of Net Investment Income to Average Net Assets   0.35%     0.09%     0.23%       0.45%    0.45%(4)

Portfolio Turnover Rate                                  98%       67%      130%        165%      94%(5)

Net Assets, End of Period(in thousands)             $181,708  $259,092  $112,293        $173    $11,486

(1)  March 13, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

                                                                             25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                   Fund Code      Ticker       Newspaper Listing
--------------------------------------------------------------------------------
New Opportunities II
     Investor Class              136            ANOIX        N/A
--------------------------------------------------------------------------------
     Institutional Class         N/A            N/A          N/A
--------------------------------------------------------------------------------
Select
     Investor Class              021            TWCIX        Select
--------------------------------------------------------------------------------
     Institutional Class         321            TWSIX        Select
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0212
SH-PRS-xxxxx

Your
American Century
prospectus

A CLASS
B CLASS
C CLASS
New Opportunities II Fund
Select Fund

ADVISOR CLASS
Select Fund

DECEMBER 20, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

[american century logo and text logo (reg. sm)]
            American Century
              Investments

            P.O. Box 419385
            Kansas City, MO
               64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about four classes of shares into one prospectus. These classes are all offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 3.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

 * PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

NEW OPPORTUNITIES II FUND
SELECT FUND

As a new fund, New Opportunities II's performance history is not available as of the date of this prospectus. When the A, B or C Classes of the fund have investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of Select's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Sales charges are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

SELECT - ADVISOR CLASS(1)

[data from bar chart]

2001           -18.45%
2000            -8.83%
1999            21.985
1998            35.29%

(1)  As of September 30, 2002, the end of the most recent calendar quarter,
     Select's year-to-date return was ____.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                    Highest                       Lowest
--------------------------------------------------------------------------------
Select              22.21% (4Q 1998)              -14.70% (1Q 2001)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of Select's Advisor
Class shares. Because the funds' A, B and C Class shares did not have a full calendar year's worth of performance they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

                                                                            3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001         1 year   Life of Class(1)
-------------------------------------------------------------------------------
Select
Return Before Taxes                                   -18.45%   5.46%
Return After Taxes on Distributions                   -18.45%   1.89%
Return After Taxes on Distributions
   and Sale of Fund Shares                            -11.24%   3.36%
S&P 500 Index                                         -11.87%   5.79%
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------

(1)  The inception date is August 8, 1997 for the Advisor Class of Select.

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   A Class   B Class    C Class   Advisor Class
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
    Imposed on Purchases
    (as a percentage of offering price)            5.75%     None       None      None
-----------------------------------------------------------------------------------------------

Maximum Deferred Sales Charge (Load)
    (as a percentage of the original offering      None(1)   5.00%(2)   1.00%(3)  None
    price for B Class shares or the lower
    of the original offering price or redemption
    proceeds for A and C Class shares)
-----------------------------------------------------------------------------------------------

(1)  Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

(2)  This charge is 5.00% in the first year after purchase, declines over the next five years and is eliminated after six years.

(3)  This charge is eliminated after one year.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management   Distribution and          Other         Total Annual Fund
                      Fee          Service (12b-1) Fees(1)   Expenses(2)   Operating Expenses
---------------------------------------------------------------------------------------------
Select
    A Class           1.00%        0.25%                     0.00%         1.25%
---------------------------------------------------------------------------------------------
    B Class           1.00%        1.00%                     0.00%         2.00%
---------------------------------------------------------------------------------------------
    C Class           1.00%        1.00%                     0.00%         2.00%
---------------------------------------------------------------------------------------------
    Advisor Class(3)  0.75%        0.50%                     0.00%         1.25%
---------------------------------------------------------------------------------------------
New Opportunities II
    A Class           1.50%        0.25%                     0.00%         1.75%
---------------------------------------------------------------------------------------------
    B Class           1.50%        1.00%                     0.00%         2.50%
---------------------------------------------------------------------------------------------
    C Class           1.50%        1.00%                     0.00%         2.50%
---------------------------------------------------------------------------------------------

(1)  The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate such financial intermediaries for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
     For more information, see Service and Distribution Fees, page 23.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

(3)  Half of the Advisor Class 12b-1 fee is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

                                                                          5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 year    3 years    5 years    10 years
--------------------------------------------------------------------

Select
    A Class               $695      $947       $1,219     $1,991
--------------------------------------------------------------------
    B Class               $702      $923       $1,269     $2,115
--------------------------------------------------------------------
    C Class               $202      $623       $1,069     $2,305
--------------------------------------------------------------------
    Advisor Class         $127      $395       $683       $1,503
--------------------------------------------------------------------
New Opportunities II
    A Class               $742      $1,091     $1,463     $2,503
--------------------------------------------------------------------
    B Class               $751      $1,071     $1,517     $2,623
--------------------------------------------------------------------
    C Class               $251      $771       $1,317     $2,803
--------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                          1 year    3 years    5 years    10 years
--------------------------------------------------------------------
Select
    A Class               $695      $947       $1,219     $1,991
--------------------------------------------------------------------
    B Class               $202      $623       $1,069     $2,115
--------------------------------------------------------------------
    C Class               $202      $623       $1,069     $2,305
--------------------------------------------------------------------
    Advisor Class         $127      $395       $683       $1,503
--------------------------------------------------------------------
New Opportunities II
    A Class               $742      $1,091     $1,463     $2,503
--------------------------------------------------------------------
    B Class               $251      $771       $1,317     $2,623
--------------------------------------------------------------------
    C Class               $251      $771       $1,317     $2,803
--------------------------------------------------------------------

6

OBJECTIVES, STRATEGIES AND RISKS

NEW OPPORTUNITIES II
SELECT

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. For New Opportunities
II, it also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market  conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

In order to better control the size of the companies in which New Opportunities
II invests, the investment advisor has determined that it will close the fund when it reaches $500 million in assets. After that time, no new investments will be accepted.

                                                                          7

If the companies in which New Opportunities II invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The New Opportunities II fund managers will usually purchase common stocks of
U.S. and foreign companies that are small at the time of purchase, but they can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The Select fund managers usually purchase common stocks, but they can purchase other securities as well. Each fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. Each fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Select generally invests in larger companies, although it may purchase companies of any size.

New Opportunities II generally invests in smaller-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than
American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

8

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

New Opportunities II's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

                                                                            9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears. The A, B and C Classes of the funds had no assets as of the date of this prospectus, but each such class of New Opportunities II will pay the advisor a unified management fee of
1.50%, and each such class of Select will pay the advisor a unified management fee of 1.00%. New Opportunities II does not offer the Advisor Class; the fee paid by the Advisor Class of Select is shown below.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the Most
Recent Fiscal Year Ended October 31, 2002                  Advisor Class
--------------------------------------------------------------------------------
Select                                                     0.75%
--------------------------------------------------------------------------------

10

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

New Opportunities II

CHRISTOPHER K. BOYD

Mr. Boyd, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. With the exception of 1997, he has been with American Century since March 1988 and has served as a Portfolio Manager since December 1992. During 1997 he was in private practice as an investment advisor. He has a bachelor of science from the
University of Kansas and an MBA from Dartmouth College. He is a CFA charterholder.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American
Century in June 1993 as an Investment Analyst and was promoted to Portfolio
Manager in July 1996. He has a bachelor's degree in accounting and finance from
Kansas State University and an MBA in finance from Indiana University. He is a
CFA charterholder and a Certified Public Accountant.

TOM TELFORD

Mr. Telford, Portfolio Manager, has been a member of the team that manages New
Opportunities II since the fund's inception. He joined American Century in July
1996 as an Investment Analyst and was promoted to Portfolio Manager in February
2000. Before joining American Century, he attended the Wharton School of
Business, University of Pennsylvania, from August 1994 to May 1996, where he obtained his MBA. He also has a bachelor of business administration from
Southern Methodist University. He is a CFA charterholder and a Certified Public
Accountant.

Select

TIM REYNOLDS

Mr. Reynolds, Vice President and Portfolio Manager, has been a member of the team that manages Select since November 1999. He was promoted to Portfolio
Manager in August 2001. He joined American Century in November 1999 as an
Investment Analyst. Prior to joining American Century, he was a Senior Analyst at USAA from May 1997 to November 1999 and a Portfolio Manager at U.S. Global
from June 1995 to May 1997. He has a bachelor of business administration-finance from Texas A&M University and a master's degree in finance from Texas Tech
University. He is a CFA charterholder.

WADE SLOME

Mr. Slome, Portfolio Manager, has been a member of the team since being promoted to Portfolio Manager in July 2002. He joined American Century in June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell
University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of California, Los
Angeles. He is a CFA charterholder.

                                                                            11

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

12

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

American Century Advisor Funds may offer the following four classes of shares: A
Class, B Class, C Class and Advisor Class. Select offers all four classes through this prospectus; New Opportunities II offers A, B and C Classes.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A Class                                 B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                    Contingent deferred sales charge on
                                        redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares
                                        eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Purchase orders limited to
for long-term investors                 amounts less than $250,000
--------------------------------------------------------------------------------

C Class                                 Advisor Class
--------------------------------------------------------------------------------
No initial sales charge                 No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge        No contingent deferred sales charge
on redemptions within one year
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                      12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                   No conversion feature
--------------------------------------------------------------------------------
Purchase orders limited to amounts      Generally offered through qualified
less than $1,000,000; generally more    retirement plans and other
appropriate for short-term investors    fee-based arrangements
--------------------------------------------------------------------------------

(1)  The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2)  A CDSC of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

                                                                            13

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments for Select are $2,000 for a
Coverdell Education Savings Account (CESA, formerly an Education IRA), and
$2,500 for all other accounts. For New Opportunities II, the minimum investment is $10,000 for all accounts. To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                          Sales Charge     Sales Charge          Amount paid to
                          as a % of        as a % of             Financial Advisor
Purchase Amount           Offering Price   Net Amount Invested   as a % of Offering Price
-----------------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%                 5.00%
-----------------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%                 4.00%
-----------------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%                 3.25%
-----------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%                 2.00%
-----------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%                 1.75%
-----------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%                 1.00%(1)
-----------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%                 0.50%(1)
-----------------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%                 0.25%(1)
-----------------------------------------------------------------------------------------

(1)  For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial advisors.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed on page 15.

14

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

Concurrent Purchases. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

*  certain financial intermediaries who have selling agreements for the American
   Century Advisor Funds, and those intermediaries' employees and sales representatives

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

                                                                            15

B CLASS

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Years after Purchase                CDSC as a % of Original Purchase Price
--------------------------------------------------------------------------------
1st year                            5.00%
--------------------------------------------------------------------------------
2nd year                            4.00%
--------------------------------------------------------------------------------
3rd year                            3.00%
--------------------------------------------------------------------------------
4th year                            3.00%
--------------------------------------------------------------------------------
5th year                            2.00%
--------------------------------------------------------------------------------
6th year                            1.00%
--------------------------------------------------------------------------------
After 6th year                      None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

CALCULATION OF CDSC

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

The contingent deferred sales charge on A Class shares for purchases of over
$1,000,000, B Class and C Class shares may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% each year of the original purchase cost, for B Class shares, or the lesser of the original purchase cost or the current market value of the fund account, for A and C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A and C Class shares only

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period (12 months for A and C Class shares, and 6 years for B
   Class shares)

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

16

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

                                                                            17

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described below.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account including those sold as a part of an exchange to another
               American Century account.

18

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                            19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash.

20

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                            21

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

22

MULTIPLE CLASS INFORMATION

American Century may offer six classes of the funds through financial intermediaries: A Class, B Class, C Class, Advisor Class, Investor Class and
Institutional Class. The shares offered by this Prospectus are A, B, C and (for
Select only) Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50%
for Advisor Class. The advisor, as paying agent for the funds, pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the
Statement of Additional Information.

In addition, the advisor or the funds' distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

                                                                            23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in Select's share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because A,
B and C Class shares are new, financial information is not available for these classes as of the date of this prospectus.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

24

SELECT FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

Per-Share Data
                                             2001       2000       1999     1998       1997(1)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $52.01     $53.19     $49.44    48.16      $49.43
                                          ----------------------------------------------------
Income From Investment Operations
   Net Investment Loss(2)                   (0.04)     (0.21)     (0.13)      --       (0.02)
   Net Realized and Unrealized Gain (Loss)  (14.50)     4.13      13.71     9.37       (1.25)
                                          ----------------------------------------------------
   Total From Investment Operations         (14.54)     3.92      13.58     9.37       (1.27)
                                          ----------------------------------------------------
Distributions
   From Net Investment Income                  --         --      (0.04)    0.16)         --
   From Net Realized Gains                  (2.62)     (5.10)     (9.79)    7.93)         --
   In Excess of Net Realized Gains          (0.17)        --         --       --          --
                                          ----------------------------------------------------
   Total Distributions                      (2.79)     (5.10)     (9.83)    8.09)         --
                                          ----------------------------------------------------
Net Asset Value, End of Period              $34.68     $52.01     $53.19    49.44      $48.16
                                          ====================================================
   Total Return(3)                         (29.18)%     7.54%     30.87%    2.67%      (2.57)%

Ratios/Supplemental Data
                                             2001       2000       1999     1998       1997(1)
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
   to Average Net Assets                      1.25%      1.25%      1.25%    1.25%     1.25%(4)
Ratio of Net Investment Loss
   to Average Net Assets                    (0.10)%    (0.36)%    (0.22)%     --     (0.17)%(4)
Portfolio Turnover Rate                         98%        67%       130%     165%       94%(5)
Net Assets, End of Period
   (in thousands)                           $23,389    $22,239     $8,369   $1,617      $1,289

(1)  August 8, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

                                                                           25

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of New
Opportunities II's original class of shares. This class, the Investor Class, has a total expense ratio that is lower than the A, B and C Classes. If the A, B and
C Classes had existed during the periods presented, their performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

26

NEW OPPORTUNITIES II
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31

Per-Share Data
                                                                   2001(1)
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $5.00
                                                                   --------
Income From Investment Operations
 Net Investment Loss                                                (0.01)
 Net Realized and Unrealized Loss                                   (0.47)
                                                                   --------
 Total From Investment Operations                                   (0.48)
                                                                   --------
Net Asset Value, End of Period                                      $4.52
                                                                   ========
 Total Return(2)                                                    (9.60)%

Ratios/Supplemental Data
                                                                    2001(1)
---------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   1.50%(3
Ratio of Net Investment Loss to Average Net Assets                (0.81)%(3
Portfolio Turnover Rate                                                  89
Net Assets, End of Period (in thousands)                             $18,21

(1)  June 1, 2001 (inception) through October 31, 2001.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                                                                           27

NOTES

28

NOTES

                                                                           29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

On the Internet       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

By mail               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference             Fund Code     Ticker        Newspaper Listing
----------------------------------------------------------------------------
Select
     A Class               121           N/A           Select
----------------------------------------------------------------------------
     B Class               302           N/A           Select
----------------------------------------------------------------------------
     C Class               412           N/A           Select
----------------------------------------------------------------------------
     Advisor Class         721           TWCAX         Select
----------------------------------------------------------------------------
New Opportunities II
     A Class               106           N/A           N/A
----------------------------------------------------------------------------
     B Class               306           N/A           N/A
----------------------------------------------------------------------------
     C Class               436           N/A           N/A
----------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-378-9878
www.americancentury.com

0212
SH-PRS-30905

American Century
statement of
additional information

Growth Fund
Ultra(sm) Fund
Select Fund
Vista Fund
Heritage Fund
Balanced Fund
Tax-Managed Value Fund
Giftrust(sm) Fund
New Opportunities Fund
New Opportunities II Fund
Veedot(sm) Fund

                                                               December 20, 2002
                                             American Century Mutual Funds, Inc.

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated March 1, 2002 and December 20, 2002, but is not a prospectus.
The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

                                      American Century Investment Services, Inc.

The Funds' History.............................................................2
Fund Investment Guidelines.....................................................2
   Growth, Ultra, Select, Vista, Heritage, Giftrust, New Opportunities

   Growth, Ultra, Select, Vista, Heritage, Tax-Managed Value, Giftrust,
   New Opportunities, New Opportunities II, Veedot and the Equity Portion

Taxes 47

The Fund's History

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                              Investor Class                  Institutional Class

Fund                       Ticker Symbol    Inception Date    Ticker Symbol     Inception Date
----                       -------------    --------------    -------------     --------------
Growth                     TWCGX            10/31/1958        TWGOX             06/16/1997
Ultra                      TWCUX            11/02/1981        TWUIX             11/14/1996
Select                     TWCIX            10/31/1958        TWSIX             03/13/1997
Vista                      TWCVX            11/25/1983        TWVIX             11/14/1996
Heritage                   TWHIX            11/10/1987        ATHIX             06/16/1997
Balanced                   TWBIX            10/20/1988        ABINX             05/01/1997
Tax-Managed Value          ACTIX            03/31/1999        N/A               N/A
Giftrust                   TWGTX            11/25/1983        N/A               N/A
New Opportunities          TWNOX            12/26/1996        N/A               N/A
New Opportunities II       ANOIX            06/01/2001        N/A               N/A
Veedot                     AMVIX            11/30/1999        N/A               08/01/2000

                              A Class                                     B Class

Fund                       Ticker Symbol    Inception Date    Ticker Symbol  Inception Date
----                       -------------    --------------    -------------  --------------
Growth                     N/A              N/A               N/A            N/A
Ultra                      N/A              N/A               N/A            N/A
Select                     N/A              N/A               N/A            N/A
Vista                      N/A              N/A               N/A            N/A
Heritage                   N/A              N/A               N/A            N/A
Balanced                   N/A              N/A               N/A            N/A
Tax-Managed Value          N/A              N/A               N/A            N/A
Giftrust                   N/A              N/A               N/A            N/A
New Opportunities          N/A              N/A               N/A            N/A
New Opportunities II       N/A              N/A               N/A            N/A
Veedot                     N/A              N/A               N/A            N/A

                              C Class                         Advisor Class

Fund                       Ticker Symbol    Inception Date    Ticker Symbol  Inception Date
----                       -------------    --------------    -------------  --------------
Growth                     N/A              11/28/2001        TWRAX06/04/1997
Ultra                      N/A              10/29/2001        TWUAX10/01/1996
Select                     N/A              N/A               TWCAX          08/07/1997
Vista                      N/A              07/18/2001        TWVAX          10/01/1996
Heritage                   N/A              06/26/2001        ATHAX          07/11/1997
Balanced                   N/A              N/A               TWBAX          01/06/1997
Tax-Managed Value          N/A              N/A               N/A            N/A
Giftrust                   N/A              N/A               N/A            N/A
New Opportunities          N/A              N/A               N/A            N/A
New Opportunities II       N/A              N/A               N/A            N/A
Veedot                     N/A              N/A               N/A            N/A

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot is nondiversified. Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES, NEW
OPPORTUNITIES II AND VEEDOT

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible debt securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 5, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use stock index futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolio;
so there is no greater market risk to the funds than if they purchase stocks.
See Derivative Securities, page 8, Short-Term Securities, page 11 and Futures and Options, page 12.

BALANCED

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, non-leveraged stock index futures contracts and similar securities, and short-term securities. See Table 1, page 5.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-to-10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, on
page 54.

TAX-MANAGED VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund managers will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. See Table 1 below.

Table 1

An "X" in the table below indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                                            New
                            Growth                      Opportunities II                          Tax-
                             Ultra        Vista              New                                Managed
                            Select      Heritage        Opportunities   Giftrust    Balanced      Value     Veedot
                            ------      --------        -------------   --------    --------      -----     ------
Foreign
  Securities                   X            X                 X             X           X           X          X
 Convertible
  Debt
  Securities                   X            X                 X             X           X           X          X
Short Sales                    X            X                 X             X           X           X          X
 Portfolio
  Lending                   33-1/3%      33-1/3%           33-1/3%       33-1/3%     33-1/3%     33-1/3%    33-1/3%
 Derivative
  Securities                   X            X                 X             X           X           X          X
 Investments in Companies
  with Limited
  Operating Histories         5%           10%               10%           10%         5%           X         10%
 Other
  Investment
  Companies                   10%          10%               10%           10%         10%         10%        10%
 Repurchase
  Agreement                    X            X                 X             X           X           X          X
 When-Issued and
  Forward Commitment
  Agreements                   X            X                 X             X           X           X          X
 Illiquid
  Securities                  15%          15%               15%           15%         15%         15%        15%
 Restricted
  Securities                   X            X                 X             X           X           X          X
 Short-Term
  Securities                   X            X                 X             X           X           X          X
 Futures
  & Options                    X            X                 X             X           X           X          X
 Forward Currency
  Exchange
  Contracts                    X            X                 X             X           X           X          X
Equity
  Equivalents                  X            X                 X             X           X           X          X
 Fixed-Income Securities
   Municipal
    Notes                                                                               X           X
   Municipal
    Bonds                                                                               X           X
   Variable- and
    Floating-Rate
   Obligations                                                                          X           X
   Obligations with Term
    Puts Attached                                                                       X           X
   Tender Option Bonds                                                                              X
  Zero-Coupon Securities                                                                            X
  Inverse Floaters                                                                      X           X
  Loan Interests

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, pages 5 and 6.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield, which may invest up to 40%
of its assets in foreign securities.

Investments in foreign securities may present certain risks, including:

Currency Risk - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company; and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500
Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2)When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund (except High-Yield) will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. Each fund's investments (except
High-Yield) in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered 'investment-grade' obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.
Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

High-Yield, Balanced and Tax-Managed Value may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, High-Yield and Tax-Managed Value may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Balanced may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon, pay-in-kind and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal
Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

Inverse Floaters

High-Yield, Balanced and Tax-Managed Value may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

    (i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

    (ii)Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by
High-Yield may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests.

Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject                Policy
-------                ------

Senior                 A fund may not issue senior securities, except as permitted under the Investment
Securities             Company Act.

Borrowing             A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.

Lending               A fund may not lend any security or make any other loan if, as a result, more than
                      33 1/3% of the fund's total assets would be lent to other parties, except (i)
                      through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate           A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration         A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting          A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the
                      Securities Act of 1933 in the disposition of restricted securities.

Commodities           A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control               A fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject                  Policy
-------                  ------

Leveraging               A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Liquidity                A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales              A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin                   A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options      A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with             A fund may invest a portion of its assets in the securities of issuers with limited
Limited Operating        operating histories. An issuer is considered to have a limited operating history if
Histories                that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's Prospectus.

Tax-Managed Value Fund

The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds

With respect to each other fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Veedot, events that occurred in 2001 created significant challenges. For example, the extreme volatility in the markets in recent months has been dramatic, causing fund managers to trade more frequently than is typical. In addition, the collapse of corporate earnings has made it increasingly difficult to find stocks that consistently demonstrate the characteristics the fund seeks, which also resulted in more frequent trading. Due to these factors, portfolio turnover has been uncharacteristically high.

For Vista, Giftrust and New Opportunities, the higher portfolio turnover rate for 2001 resulted from efforts to improve the fund's performance, which included replacing underperforming stocks and increasing the fund's diversification across a broader range of industries. As a result, a greater number of stocks were sold and purchased during 2001 than has been the fund's historical practice.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                             Position(s)    Length                                      Complex              Other
                             Held           of Time                                     Overseen             Directorships
                             with           Served     Principal Occupation(s)          by                   Held by
Name, Address (Age)          Fund           (years)    During Past 5 Years              Director             Director

Interested Directors
James E. Stowers, Jr.        Director,      43         Chairman, Director and           38                   None
4500 Main Street             Chairman                  controlling shareholder, ACC
Kansas City, MO 64111        of the                    Chairman , ACIM, ACSC and
(77)                         Board                     other ACC subsidiaries
                                                       Director, ACIM, ACSC and
                                                       other ACC subsidiaries(1)
James E. Stowers III         Director,      11         Co-Chairman, ACC                 76                   None
4500 Main Street             Chairman                  (September 2000 to present)
Kansas City, MO 64111        of the                    Chief Executive Officer, ACC
(42)                         Board                     (June 1996 to September 2000)
                                                       Chief Executive Officer,
                                                       ACIM, ACSC and
                                                       other ACC subsidiaries
                                                       Director, ACC, ACIM, ACSC
                                                       and other ACC subsidiaries
                                                       President, ACC
                                                       (January 1995 to June 1997)
                                                       President, ACIM and ACSC
                                                       (April 1993 to August 1997)

Independent Directors
Thomas A. Brown              Director       21         Strategic Account                38                   None
4500 Main Street                                       Implementation Manager,
Kansas City, MO 64111                                  Applied Industrial
(61)                                                   Technologies, Inc.,
                                                       a corporation engaged in
                                                       the sale of bearings and
                                                       power transmission products

Robert W. Doering, M.D.      Director       less       Retired, formerly a              38                   None
4500 Main Street             Emeritus (2)   than       general surgeon
Kansas City, MO 64111                       1 year
(68)

Andrea C. Hall, Ph.D.        Director       4          Senior Vice President,           38                   Director, Midwest
4500 Main Street                                       Midwest Research Institute                            Research Institute
Kansas City, MO 64111
(56)

D.D. (Del) Hock              Director       5          Retired, formerly Chairman,      38                   Director, RMI.NET
4500 Main Street                                       Public Service Company                                Inc., Hathaway
Kansas City, MO 64111                                  of Colorado                                           Corporation and J.D.
(66)                                                                                                         Edwards & Company.

Donald H. Pratt              Director,      6          Chairman,                        38                   Director, Butler
4500 Main Street             Vice                      Western Investments, Inc.                             Manufacturing
Kansas City, MO 64111        Chairman                  Retired Chairman of the Board,                        Company
(63)                         of the                    Butler Manufacturing Company                          Director, Atlas-Copco,
                             Board                                                                           North America Inc.

Gale E. Sayers               Director       1          President, Chief Executive       38                   None
4500 Main Street                                       Officer and Founder,
Kansas City, MO 64111                                  Sayers Computer Source
(58)

M. Jeannine Strandjord       Director       7          Senior Vice President,           38                   Director, DST
4500 Main Street                                       Long Distance Finance,                                Systems, Inc.
Kansas City, MO 64111                                  Sprint Corporation
(55)

Timothy S. Webster           Director       less       President and Chief              38                   None
4500 Main Street                            than       Executive Officer,
Kansas City, MO 64111                       1 year     American Italian Pasta
(40)                                                   Company

Officers
William M. Lyons             President      1          Chief Executive Officer, ACC     Not                  Not
4500 Main St.                                          and other ACC subsidiaries       applicable           applicable
Kansas City, MO 64111                                  (September 2000 to present)
(46)                                                   President, ACC
                                                       (June 1997 to present)
                                                       Chief Operating Officer, ACC
                                                       (June 1996 to September 2000)
                                                       General Counsel, ACC,
                                                       ACIM, ACIS, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1989 to June 1998)
                                                       Executive Vice President, ACC,
                                                       (January 1995 to June 1997)
                                                       Also serves as: Executive Vice
                                                       President and Chief Operating
                                                       Officer, ACIM, ACIS, ACSC
                                                       and other ACC subsidiaries, and
                                                       Executive Vice President of
                                                       other ACC subsidiaries

Robert T. Jackson            Executive      6          Chief Administrative Officer,    Not applicable       Not applicable
4500 Main St.                Vice                      ACC (August 1997 to present)
Kansas City, MO 64111        President                 Chief Financial Officer, ACC
(55)                         and                       (May 1995 to present)
                             Chief                     President, ACSC
                             Financial                 (January 1999 to present)
                             Officer                   Executive Vice President,
                                                       ACC (May 1995 to present)
                                                       Also serves as: Executive
                                                       Vice President and Chief
                                                       Financial Officer, ACIM, ACIS
                                                       and other ACC subsidiaries,
                                                       and Treasurer of ACC and
                                                       other ACC subsidiaries

Maryanne Roepke, CPA         Senior         1          Senior Vice President and        Not applicable       Not applicable
4500 Main St.                Vice                      Assistant Treasurer, ACSC
Kansas City, MO 64111        President,
(45)                         Treasurer
                             and Chief
                             Accounting
                             Officer

David C. Tucker              Senior         1          Senior Vice President, ACIM,     Not applicable       Not applicable
4500 Main St.                Vice                      ACIS, ACSC and other ACC
Kansas City, MO 64111        President                 subsidiaries
(43)                         and                       (June 1998 to present)
                             General                   General Counsel, ACC, ACIM,
                             Counsel                   ACIS, ACSC and other
                                                       ACC subsidiaries
                                                       (June 1998 to present)
                                                       Consultant to mutual
                                                       fund industry
                                                       (May 1997 to April 1998)
                                                       Vice President and General
                                                       Counsel, Janus Companies
                                                       (1990 to 1997)

Robert Leach                 Controller     4          Vice President, ACSC             Not applicable       Not applicable
4500 Main St.                                          February 2000 to present)
Kansas City, MO 64111                                  Controller-Fund Accounting,
(35)                                                   ACSC

C. Jean Wade                 Controller     8          Vice President, ACSC             Not applicable       Not applicable
4500 Main St.                                          (February 2000 to present)
Kansas City, MO 64111                                  Controller-Fund Accounting,
(37)                                                   ACSC

Jon Zindel                   Tax Officer    4          Vice President, Corporate Tax,   Not applicable       Not applicable
4500 Main St.                                          ACSC (April 1998 to present)
Kansas City, MO 64111                                  Vice President, ACIM, ACIS and
(34)                                                   other ACC subsidiaries
                                                       (April 1999 to present)
                                                       President, American Century
                                                       Employee Benefit Services, Inc.
                                                       (January 2000 to December 2000)
                                                       Treasurer, American Century
                                                       Employee Benefit Services, Inc.
                                                       (December 2000 to present)
                                                       Treasurer, American Century
                                                       Ventures, Inc.
                                                       (December 1999 to present)
                                                       Controller, ACSC
                                                       (July 1996 to April 1998)

1 James E. Stowers, Jr. is the father of James E. Stowers III.

2 Dr. Robert Doering resigned as a full-time director, effective November 5,
  2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board, and has no voting power relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
October 31, 2001, DST received $20,745,257 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2000 was approximately $1.36 billion.

Ms. Strandjord is a director of DST and a holder of 53,000 shares of DST common stock, which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                                 Number of
                                                                                                                 Meetings Held
                                                                                                                 During Last
Committee             Members                      Function                                                      Fiscal Year
---------             -------                      --------                                                      -----------
Executive             James E. Stowers, Jr.        The Executive Committee performs the functions                     0
                      James E. Stowers III         of the Board of Directors between Board meetings,
                      Donald H. Pratt              subject to the limitations on its power set out in
                                                   the Maryland General Corporation Law, and except
                                                   for matters required by the Investment Company
                                                   Act to be acted upon by the whole Board.

Compliance            Andrea C. Hall, PhD          The Compliance and Shareholder Communications                      4
and Shareholder       Thomas A. Brown              Committee reviews the results of the funds'
Communications        Gale E. Sayers               compliance testing program, reviews quarterly
                      Timothy S. Webster           reports from the Communications advisor
                                                   to the Board regarding various compliance matters
                                                   and monitors the implementation of the funds'
                                                   Code of Ethics, including any violations.

Audit                 D.D. (Del) Hock              The Audit Committee recommends the engagement                      4
                      Donald H. Pratt              of the funds' independent auditors and oversees its
                      Jeannine Strandjord          activities. The Committee receives reports from the
                                                   advisor's Internal Audit Department, which is
                                                   accountable to the Committee. The Committee also
                                                   receives reporting about compliance matters
                                                   affecting the funds.

Governance            Donald H. Pratt              The Board Governance Committee primarily considers and             0
                      Jeannine Strandjord          recommends individuals for nomination as directors.
                      Thomas A. Brown              The names of potential director candidates are
                                                   drawn from a number of sources, including
                                                   recommendations from members of the Board,
                                                   management and shareholders. This committee also
                                                   reviews and makes recommendations to the Board
                                                   with respect to the composition of Board committees
                                                   and other Board-related matters, including its
                                                   organization, size, composition, responsibilities,
                                                   functions and compensation.

Compensation of Directors

The directors serve as directors for five American Century investment companies. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 2002
----------------------------------------------------------------------------------------------------------------
                              Total                Total Compensation
                              Compensation         from the
                              from the             American Century
Name of Director              Funds (1)            Family of Funds(2)
Thomas A. Brown               $XX                  $XX
Robert W. Doering, M.D.       XX                   XX
Andrea C. Hall, Ph.D.         XX                   XX
D.D. (Del) Hock               XX                   XX
Donald H. Pratt               XX                   XX
Gale E. Sayers                XX                   XX
M. Jeannine Strandjord        XX                   XX
Timothy S. Webster (3)        XX                   XX
----------------------------------------------------------------------------------------------------------------

1Includes compensation paid to the directors during the fiscal year ended
October 31, 2002, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $XX; Dr. Hall, $XX; Mr. Hock,
$XX; Mr. Pratt, $XX; Mr. Sayers, $XX and Ms. Strandjord, $XX.

2Includes compensation paid by the five investment company members of the
American Century family of funds served by this Board at the end of the fiscal year.

3Mr. Webster joined the board on November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                                Name of Directors

                                                James E.         James E.        Thomas A.       Robert W.       Andrea C
                                              Stowers, Jr.      Stowers III        Brown          Doering       Hall, Ph.D.
-----------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                            E                C               B               E               A
  Ultra                                             B                E               A               E               A
  Select                                            C                E               C               E               A
  Vista                                             E                E               C               A               C
  Heritage                                          A                C               B               A               A
  Giftrust                                          B                C               A               A               A
  Balanced                                          A                A               C               A               A
  New Opportunities                                 A                E               C               E               C
  New Opportunities II                              A                A               A               A               A
  Tax-Managed Value                                 A                A               A               A               A
  Veedot                                            A                E               B               A               A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                      E                E               E               E               D

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

                                                                            Name of Directors

                                                D.D. (Del)          Donald           Gale E.         M. Jeannine      Timothy S.
                                                   Hock            H. Pratt          Sayers          Strandjord         Webster
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                             D                 A                A                 A                A
  Ultra                                              D                 C                A                 D                A
  Select                                             D                 A                A                 A                A
  Vista                                              D                 A                A                 A                A
  Heritage                                           A                 A                A                 A                A
  Giftrust                                           A                 A                A                 A                A
  Balanced                                           A                 A                C                 A                A
  New Opportunities                                  A                 C                A                 A                A
  New Opportunities II                               A                 A                A                 A                A
  Tax-Managed Value                                  A                 A                A                 A                A
  Veedot                                             A                 A                A                 A                A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E                 E                C                 E                A

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than
$100,000

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 22, 2002, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned
----                     -----------                                   -----
Growth
Investor                 State Street Bank and Trust Co. Trustee
                         Martin Marietta Profit Sharing Plan and Trust
                         Boston, Massachusetts                         XX%

Advisor                  Charles Schwab & Co. Inc.
                         San Francisco, California                     XX%
                         Nationwide Trust Company
                         Columbus, Ohio                                XX%
                         FNB Nominee Co.
                         c/o First Commonwealth Trust Co.
                         Indiana, Pennsylvania                         XX%
                         UMBSC & Co.
                         FBO Diamant Boart
                         Kansas City, Missouri                         XX%

Institutional            The Chase Manhattan Bank NA TR
                         Norwest Financial Thrift & PSP Trust
                         New York, New York                            XX%
                         The Chase Manhattan Bank NA TTEE
                         The Reynolds and Reynolds Co. 401(k)
                         New York, New York                            XX%
                         American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                         XX%

C                        Raymond James & Assoc. Inc.
                         FBO Maples
                         St. Petersburg, Florida                       XX%
                         Donaldson, Lufkin Jenrette
                         Securities Corporation Inc.
                         Jersey City, New Jersey                       XX%
                         Raymond James & Assoc. Inc.
                         FBO Carleton IRA
                         St. Petersburg, Florida                       XX%

Select
Investor                 None

Advisor                  Principal Life Insurance
                         Des Moines, Iowa                               XX%
                         Orchard Trust Company Custodian
                         RHD Investors Choice 403B
                         Englewood, Colorado                            XX%
                         HLPF&S for the Sole
                         Benefit of Its Customers
                         Jacksonville, Florida                          XX%
                         Saxon & Co.
                         Philadelphia, Pennsylvania                     XX%
                         Charles Schwab & Co. Inc.
                         San Francisco, California                      XX%

Institutional            The Chase Manhattan Bank NA Trustee
                         Robert Bosch Corporation New Star
                         Plan and Trust
                         New York, New York                             XX%
                         The Chase Manhattan Bank NA TR
                         Winnebago Industries Inc. Profit Sharing
                         & Deferred Savings Investment Plan
                         New York, New York                             XX%
                         The Chase Manhattan Bank NA TR
                         Huntsman Corp. Salary Deferral Plan
                         New York, New York                             XX%
                         Morgan Guaranty Trust Company of New York TR
                         Champion International Corporation Plan for
                         Salaried Employees
                         New York, New York                             XX%
                         UMB NA Trustee
                         Buckeye Pipe Line Services Company
                         Retirement and Savings Plan
                         Kansas City, Missouri                          XX%
                         The Chase Manhattan Bank NA TR
                         Hunstman Corp MPP Plan & Trust
                         New York, New York                             XX%
Heritage
Investor                 Bankers Trust Company Trustee
                         Kraft General Foods Inc. Master Savings
                         Plan and Trust
                         Jersey City, New Jersey                        XX%
                         Bankers Trust Company Trustee
                         Philip Morris Deferred Profit Sharing
                         Plan and Trust
                         Jersey City, New Jersey                        XX%

Advisor                  Charles Schwab & Co. Inc.
                         San Francisco, California                      XX%
                         BNY Clearing Services LLC
                         Milwaukee, Wisconsin                           XX%

                         UMBSC & Co. FBO
                         O'Sullivan Industries Inc. Retirement Plan
                         Kansas City, Missouri                          XX%

Institutional            Chase Manhattan Bank Trustee
                         The BOC Group Inc. Savings Investment Plan Trust
                         New York, New York                             XX%

                         The Chase Manhattan Bank NA TTEE
                         The Reynolds and Reynolds Co. 401(k)
                         Savings Plan Trust
                         New York, New York                             XX%

                         American Century Profit-Sharing & 401(k)
                         Savings Plan & Trust
                         Kansas City, Missouri                          XX%

C                        Mobank & Co. EB
                         Monroe, Michigan                               XX%

                         American Enterprise Investment Services
                         Minneapolis, Minnesota                         XX%
Ultra
Investor                 Charles Schwab & Co. Inc.
                         San Francisco, California                      XX%

Advisor                  Principal Life Insurance
                         Des Moines, Iowa                               XX%

Institutional            JP Morgan Chase Bank Trustee
                         401(k) Savings Plan of JP Morgan Chase & Co. Trust
                         Brooklyn, New York                             XX%

                         The Chase Manhattan Bank NA Trustee
                         Robert Bosch Corporation New Star Plan and Trust
                         New York, New York                             XX%

                         Nationwide Insurance Company
                         QPVA
                         Columbus, Ohio                                 XX%

                         The Chase Manhattan Bank NA Trustee
                         The Proctor & Gamble Subsidiaries Savings
                         Plan Core Fund
                         New York, New York                             XX%

                         The Chase Manhattan Bank NA Trustee
                         Marconi USA Wealth Accumulation Matching Plan Trust
                         New York, New York                             XX%

                         The Chase Manhattan Bank NA TR
                         Norwest Financial Thrift  PSP & Trust
                         New York, New York                             XX%

                         UMB Bank TR
                         BAE Employees Savings Investment Plan Trust
                         Kansas City, Missouri                          XX%

                         The Chase Manhattan Bank NA TR
                         Huntsman Corp Salary Deferral Plan
                         New York, New York                             XX%

                         The Chase Manhattan Bank NA TR
                         Winnebago Industries Inc. P/S &
                         Deferred Savings Investment Plan
                         New York, New York                             XX%

                         The Chase Manhattan Bank TR
                         Hayes Lemmerz International Inc.
                         Retirement Savings Plan Trust
                         New York, New York                             XX%

C                        American Enterprise Investment Services
                         Minneapolis, Minnesota                         XX%

                         Raymond James & Associates Inc. CSDN
                         York, Pennsylvania                             XX%

                         Mobank & Company
                         Monroe, Michigan                               XX%

                         Mobank &Company EB
                         Monroe, Michigan                               XX%

Giftrust                 None
Vista
Investor                 None

Advisor                  American Chamber of Commerce Executives
                         Amended & Restated 401k Plan & Trust
                         Springfield, Missouri                          XX%

                         Charles Schwab & Co. Inc.
                         San Francisco, California                      XX%

                         American Chamber of Commerce Executives
                         Amended & Restated MPP Plan and Trust
                         Springfield, Missouri                          XX%

                         Orchard Trust Company Custodian
                         RHD Investors Choice 403B
                         Englewood, Colorado                            XX%

Institutional            American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                          XX%

                         UMB Bank TR
                         BAE Employees Savings Investment Plan Trust
                         Kansas City, Missouri                          XX%

                         The Chase Manhattan Bank NA TR
                         Huntsman Corp Salary Deferral Plan & Trust
                         New York, New York                             XX%

                         The Chase Manhattan Bank NA TR
                         Huntsman Corp MPP Plan & Trust
                         New York, New York                             XX%

C                        American Enterprise Investment Services
                         Minneapolis, Minnesota                         XX%
Balanced
Advisor                  Fulvest & Co
                         Lancaster, Pennsylvania                        XX%

                         MLPF&S
                         For the Sole Benefit of Its Customers
                         Jacksonville, Florida                          XX%

                         UMBSC & Co
                         FBO The Medical Center
                         Kansas City, Missouri                          XX%

                         UMBSC & Co
                         FBO Parmelee Industries Inc. 401k
                         Kansas City, Missouri                          XX%

                         UMBSC & Co
                         FBO Toledo Clinic Inc.
                         Kansas City, Missouri                          XX%

Institutional            The Chase Manhattan Bank NA TR
                         Huntsman Corp Salary Deferral Plan
                         New York, New York                             XX%

                         The Chase Manhattan Bank NA TR
                         Huntsman Corp MPP Plan & Trust
                         New York, New York                             XX%

New Opportunities
Investor                 American Century Profit Sharing and 401k
                         Savings & Trust
                         Kansas City, Missouri                          XX%

                         American Century Investment Management, Inc.
                         Kansas City, Missouri                          XX%

High-Yield
Investor                 Charles Schwab & Co. Inc.
                         Kansas City, Missouri                          XX%

                         Morgan Guaranty Trust of NY
                         Newark, Delaware                               XX%

Advisor                  None

C                        Raymond James & Assoc. Inc.
                         FBO Picerno IRA
                         St. Petersburg, Florida                        XX%

                         Raymond James & Assoc. Inc.
                         FBO Van Dusen James
                         St. Petersburg, Florida                        XX%

Veedot
Investor                 None

Advisor                  None

Institutional            American Century Profit Sharing & 401k
                         Savings Plan & Trust
                         Kansas City, Missouri                          XX%

                         American Century Investment Management Inc.
                         Kansas City, Missouri                          XX%

                         UMB TR
                         American Century Executive
                         Deferred Comp Plan Trust
                         Kansas City, Missouri                          XX%

                         UMB TR
                         American Century Services Corp.
                         Stock Option Surrender Plan
                         Kansas City, Missouri                          XX%

Tax-Managed Value
Investor                 American Century Investment Management, Inc.
                         Kansas City, Missouri                          XX%

Advisor                  None

Institutional            None

New Opportunities II
Investor                 El Monte Sign & Neon Company Inc.
                         El Monte, California                           XX%

Institutional            None

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of November 22,
2002, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectuses under the heading Management.

For services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of each fund. Ultra, Balanced,
Tax-Managed Value and Veedot have a stepped fee structure. The management fees for the funds are as follows:

Fund                           Class                 Percentage of Net Assets
----                           -----                 ------------------------
Growth                         Investor and C        1.00%
                               Institutional         0.80%
                               Advisor               0.75%

Ultra                          Investor and C        1.00% of first $20 billion
                                                     0.95% over $20 billion
                               Institutional         0.80% of first $20 billion
                                                     0.75% over $20 billion
                               Advisor               0.75% of first $20 billion
                                                     0.70% over $20 billion

Select                         Investor, A, B and C  1.00%
                               Institutional         0.80%
                               Advisor               0.75%

Vista                          Investor and C        1.00%
                               Institutional         0.80%
                               Advisor               0.75%

Heritage                       Investor and C        1.00%
                               Institutional         0.80%
                               Advisor               0.75%

Balanced                       Investor              0.90% of first $1 billion
                                                     0.80% over $1 billion
                               Institutional         0.70% of first $1 billion
                                                     0.60% over $1 billion
                               Advisor               0.65% of first $1 billion
                                                     0.55% over $1 billion

Tax-Managed Value              Investor              1.10% of first $500 million
                                                     1.00% of next $500 million
                                                     0.90% of over $1 billion
                               Institutional         0.90% of first $500 million
                                                     0.80% of next $500 million
                                                     0.70% over $1 billion
                               Advisor               0.85% of first $500 million
                                                     0.75% of next $500 million
                                                     0.65% over $1 billion

Giftrust                       Investor              1.00%

New Opportunities              Investor              1.50%

New Opportunities II           Investor, A, B and C  1.50%
                               Institutional         1.30%

Veedot                         Investor              1.50% of first $500 million
                                                     1.45% of next $500 million
                                                     1.40% of over $1 billion
                               Institutional         1.30% of first $500 million
                                                     1.25% of next $500 million
                                                     1.20% over $1 billion
                               Advisor               1.25% of first $500 million
                                                     1.20% of next $500 million
                                                     1.15% over $1 billion

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2001,
2000 and 1999, are indicated in the following tables.

Unified Management Fees (Investor Class)

Fund                           2001                  2000                  1999
----                           ----                  ----                  ----
Growth                      $71,751,032         $100,365,047           $75,334,938
Ultra                       296,533,074          411,243,949           323,012,542
Select                       57,594,371           74,410,279            68,649,039
Vista                        16,438,598           21,675,209             9,522,370
Heritage                     15,634,691           16,346,863             9,817,953
Balanced                      6,728,534            8,703,277             9,452,864
Tax-Managed Value               476,718              445,431               276,382
Giftrust                     12,140,513           19,959,904             9,559,715
New Opportunities             7,596,803           12,892,612             4,174,987
New Opportunities II            100,936(1)               N/A                   N/A
Veedot                        4,287,497            4,117,607                   N/A
Limited-Term Bond                78,358(2)            78,284               130,779
Intermediate-Term Bond          292,021(3)           218,626               215,378
Bond                            925,340(3)           884,934             1,084,745
High-Yield                      305,280(4)           302,034               360,784

1 Fees accrued from June 1, 2001 (inception) through October 31, 2001.

2 The fund's assets were transferred to the American Century Short-Term
  Government fund on December 3, 2001.

3 The fund's assets were transferred to the American Century Diversified Bond fund on December 3, 2001.

4 The fund's assets were transferred to the American Century High-Yield fund, a series issued by the American Century Investment Trust, on July 1, 2002.

Unified Management Fees (Advisor Class and Institutional Class)

Fund                         2001                  2000                1999
----                         ----                  ----                ----
Growth
  Advisor                   $201,692              $149,577             $70,294
  Institutional              627,513               212,927               8,214
Ultra
  Advisor                  3,481,936             3,157,451           1,351,217
  Institutional            5,269,404             3,661,448             423,827
Select
  Advisor                    168,511               111,586              37,600
  Institutional            1,726,156             1,578,151             137,485
Vista
  Advisor                    123,077               128,782              41,307
  Institutional              438,762               246,228               1,048
Heritage
  Advisor                     18,536                12,566               8,268
  Institutional              219,138                46,536                 660
Balanced
  Advisor                    124,391                93,449              67,602
  Institutional              154,486                76,113                 N/A
Veedot
  Institutional              145,476                36,251                 N/A
Limited-Term Bond
  Advisor                   8,864(1)                13,788               5,538
Intermediate-Term Bond
  Advisor                  18,467(2)                16,915              21,941
Bond
  Advisor                  28,191(2)                20,068              10,937
High-Yield
  Advisor                        N/A                   N/A                 N/A

1 The assets for this fund were transferred to the Short-Term Government fund on
  December 3, 2001.

2 The assets for this fund were transferred to the Diversified Bond fund on
  December 3, 2001.

Unified Management Fees (C Class)

Fund                               2001(1)              2000                  1999
----                               -------              ----                  ----
Growth                              N/A                  N/A                   N/A
Ultra                                 5                  N/A                   N/A
Vista                                14                  N/A                   N/A
Heritage                              8                  N/A                   N/A

1 Fees accrued from class inception through October 31, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, TAX-MANAGED VALUE, GIFTRUST, NEW
OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT AND THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended October 31, 2001, 2000 and 1999, the brokerage commissions of each fund were:

Fund                                  2002              2001                     2000
----                                  ----              ----                     ----
Growth                                $XX            $12,572,889              $9,949,477
Ultra                                 $XX            $39,761,395             $22,096,395
Select                                $XX            $10,237,183              $6,782,094
Vista                                 $XX             $9,833,296              $4,205,307
Heritage                              $XX             $4,214,257              $2,949,237
Balanced                              $XX               $655,072                $493,080
Tax-Managed Value                     $XX                $42,231                 $39,005
Giftrust                              $XX             $2,935,931              $1,087,217
New Opportunities                     $XX             $1,181,493                $464,626
New Opportunities II                  $XX                $35,650                     N/A
Veedot                                $XX             $2,774,001              $1,095,419

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
October 31, 2001, 2000, and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to six classes of shares: Investor
Class, Institutional Class, A Class, B Class, C Class and Advisor Class. Not all
funds offer all six classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the A Class Plan, B Class Plan and C Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan and
Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plans may be amended by a vote of the Board of Directors
(including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of October 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other than existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of October 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other than existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, 1.00% annually of the average daily net asset value of the C Class shares of Ultra, Vista, Growth
Heritage, Select and New Opportunities II. During the fiscal year ended October
31, 2002, the aggregate amount of fees paid under the C Class Plan were Ultra,
$X; Vista, $X; and Heritage, $X.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 2001, the aggregate amount of fees paid under the Advisor Class Plan was:

     Growth                                           $134,386
     Ultra                                          $2,376,494
     Select                                           $112,281
     Vista                                             $82,006
     Heritage                                          $12,350
     Balanced                                          $95,650

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services;
     and

(k)  paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2001, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Growth                                            $67,193
     Ultra                                          $1,188,247
     Select                                            $56,140
     Vista                                             $41,003
     Heritage                                           $6,175
     Balanced                                          $47,825

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2001, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Growth                                            $67,193
     Ultra                                          $1,188,247
     Select                                            $56,141
     Vista                                             $41,003
     Heritage                                           $6,175
     Balanced                                          $47,825

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*        Qualified retirement plan purchases

*        Certain individual retirement account rollovers

*        Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*        Wrap accounts maintained for clients of certain financial
         intermediaries who have entered into agreements with American Century

*        Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*        Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

Shares of the A and B Classes of the funds have not been offered as of the date of this Statement of Additional Information. The aggregate contingent deferred sales charges paid to the Distributor for the C Class shares in the fiscal year ended October 31, 2002 were $__________.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                                         Dealer Concession
---------------                                         -----------------
less than $50,000                                             5.00%
$50,000 - $99,999                                             4.00%
$100,000 - $249,999                                           3.25%
$250,000 - $499,999                                           2.00%
$500,000 - $999,999                                           1.75%
$1,000,000 - $3,999,999                                       1.00%
$4,000,000 - $9,999,999                                       0.50%
greater than $10,000,000                                      0.25%

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis.
In addition, B and C Class purchases and A Class purchases greater than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

Dealer Concessions

The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal .75% of the purchase price of the C Class shares of
High-Yield and 1.00% of the purchase price of the C Class shares of Ultra,
Vista, Growth and Heritage sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5%) = $5.26.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                                              Capital Loss Carryover
----                                                              ----------------------
Ultra                                                                $928,085,379 (2009)
Vista                                                                $369,122,514 (2009)
Select                                                               $590,924,057 (2009)
Heritage                                                             $207,387,710 (2009)
Growth                                                             $1,147,735,688 (2009)
Giftrust                                                             $459,060,379 (2009)
New Opportunities                                                    $193,167,960 (2009)
Balanced                                                              $21,354,595 (2009)
New Opportunities II                                                   $2,523,137 (2009)
Tax-Managed Value                             $2,606,765 (expiring in 2007 through 2009)
Veedot                                      $140,576,731 (expiring in 2008 through 2009)
Limited-Term Bond                               $223,941 (expiring in 2007 through 2008)(1)
Intermediate-Term Bond                                        $47,549 (expiring in 2007)(2)
Bond                                          $2,916,036 (expiring in 2007 through 2009)(2)
High-Yield                                    $7,560,381 (expiring in 2007 through 2009)

1 The fund's assets, including carryovers, were transferred to the American
  Century Short-Term Government fund on December 3, 2001.

2 The fund's assets, including carryovers, were transferred to the American
  Century Diversified Bond fund on December 3, 2001.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Equity Funds

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The tables beginning on page 50 set forth the average annual total returns calculated three different ways for the various classes of the equity funds and the equity portion of Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31, 2002, the last day of the funds' most recent fiscal year.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns - Investor Class

Fund                                              1 year      5 years     10 years   From Inception(1)   Inception Date
--------------------------------------------------------------------------------------------------------------------------
Growth                                                                                                   June 30, 1971(2)
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%        XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%          XX%       N/A
Ultra                                                                                                    November 2, 1981
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%        XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%          XX%       N/A
Select                                                                                                   June 30, 1971(2)
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%        XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%          XX%       N/A
Vista                                                                                                    November 25, 1983
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%        XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%          XX%       N/A
Heritage                                                                                                 November 10, 1987
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%        XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%          XX%       N/A
Balanced                                                                                                 October 20, 1988
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%        XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%        XX%          XX%       N/A
Giftrust                                                                                                 November 25, 1983
Return Before Taxes                               -XX%        XX%          XX%       XX%
Return After Taxes on Distributions               -XX%       -XX%          XX%       N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       -XX%          XX%       N/A
New Opportunities                                                                                        December 26, 1996
Return Before Taxes                               -XX%       N/A           N/A       XX%
Return After Taxes on Distributions               -XX%       N/A           N/A       XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A       XX%
New Opportunities II                                                                                     June 1, 2001
Return Before Taxes                               N/A        N/A           N/A       XX%
Return After Taxes on Distributions               N/A        N/A           N/A       XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       N/A        N/A           N/A       XX%
Tax-Managed Value                                                                                        March 31, 1999
Return Before Taxes                               -XX%       N/A           N/A       XX%
Return After Taxes on Distributions               -XX%       N/A           N/A       XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A       XX%
Veedot                                                                                                   November 30, 1999
Return Before Taxes                               -XX%       N/A           N/A      -XX%
Return After Taxes on Distributions               -XX%       N/A           N/A      -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A      -XX%

1 Only funds with performance history less than 10 years show after-tax returns from inception.

2 Commenced operations on June 30, 1971. This inception date corresponds with the management company's implementation of its current investment philosophy and practices, although the fund's actual inception date was October 31, 1958.

Average Annual Total Returns - Advisor Class

Fund                                              1 year      5 years     10 years   From Inception(1)   Inception Date
------------------------------------------------------------------------------------------------------------------------
Growth                                                                                                   June 4, 1997
Return Before Taxes                               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A        XX%
Ultra                                                                                                    October 1, 1996
Return Before Taxes                               -XX%       XX%           N/A        XX%
Return After Taxes on Distributions               -XX%       XX%           N/A        XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       XX%           N/A        XX%
Select                                                                                                   August 7, 1997
Return Before Taxes                               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A        XX%
Vista                                                                                                    October 1, 1996
Return Before Taxes                               -XX%       XX%           N/A        XX%
Return After Taxes on Distributions               -XX%       XX%           N/A       -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       XX%           N/A        XX%
Heritage                                                                                                 July 11, 1997
Return Before Taxes                               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A        XX%
Balanced                                                                                                 January 6, 1997
Return Before Taxes                               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions               -XX%       N/A           N/A        XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%       N/A           N/A        XX%
Tax-Managed Value                                                                                        N/A
Return Before Taxes                               N/A        N/A           N/A        N/A
Return After Taxes on Distributions               N/A        N/A           N/A        N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       N/A        N/A           N/A        N/A
Veedot                                                                                                   N/A
Return Before Taxes                               N/A        N/A           N/A        N/A
Return After Taxes on Distributions               N/A        N/A           N/A        N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       N/A        N/A           N/A        N/A

1 Only funds with performance history less than 10 years show after-tax returns from inception.

Average Annual Total Returns - Institutional Class

Fund                                              1 year         From Inception         Inception Date
-----------------------------------------------------------------------------------------------------------
Growth                                                                                  June 16, 1997
Return Before Taxes                               -XX%           XX%
Return After Taxes on Distributions               -XX%           XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%           XX%
Ultra                                                                                   November 14, 1996
Return Before Taxes                               -XX%           XX%
Return After Taxes on Distributions               -XX%           XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%           XX%
Select                                                                                  March 13, 1997
Return Before Taxes                               -XX%           XX%
Return After Taxes on Distributions               -XX%           XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%           XX%
Vista                                                                                   November 14, 1996
Return Before Taxes                               -XX%           XX%
Return After Taxes on Distributions               -XX%           XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%           XX%
Heritage                                                                                June 16, 1997
Return Before Taxes                               -XX%           XX%
Return After Taxes on Distributions               -XX%           XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%           XX%
Balanced                                                                                May 1, 2000
Return Before Taxes                               -XX%           XX%
Return After Taxes on Distributions               -XX%           XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%          -XX%
Tax-Managed Value                                                                       N/A
Return Before Taxes                               N/A            N/A
Return After Taxes on Distributions               N/A            N/A
Return After Taxes on Distributions
    and Sale of Fund Shares                       N/A            N/A
Veedot                                                                                  August 1, 2000
Return Before Taxes                               -XX%          -XX%
Return After Taxes on Distributions               -XX%          -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                       -XX%          -XX%

Average Annual Total Returns - C Class

Fund                                                 From Inception             Inception Date
-----------------------------------------------------------------------------------------------------------
Vista                                                                           July 18, 2001
Return Before Taxes                                  -XX%
Return After Taxes on Distributions                  -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                          -XX%
Ultra                                                                           October 29, 2001
Return Before Taxes                                  -XX%
Return After Taxes on Distributions                  -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                          -XX%
Heritage                                                                        June 26, 2001
Return Before Taxes                                  -XX%
Return After Taxes on Distributions                  -XX%
Return After Taxes on Distributions
    and Sale of Fund Shares                          -XX%

Balanced

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the various classes of Balanced for the 30-day period ended October 31, 2002, the last day of the funds' most recent fiscal year.

Fund                       Investor Class      Advisor Class        Institutional Class
-----------------------------------------------------------------------------------------------------------
Balanced                   XX%                 XX%                  XX%

The fixed-income funds may also elect to advertise cumulative total returns and average annual total returns, computed as described under the heading Equity
Funds above.

The following table shows the cumulative total returns and the average annual total returns of the Investor Class of Balanced since their respective dates of inception (as noted) through October 31, 2002.

                           Cumulative
                           Total Return        Average
                           Since               Annual               Date of
Fund                       Inception           Total Return         Inception
-----------------------------------------------------------------------------------------------------------
Balanced                   XX%                 XX%                  October 20, 1988

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions or comparisons of various savings and investment products
     (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended
October 31, 2001 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

Standard & Poor's

AAA      This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A        Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B        Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
         B- rating.

CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C        The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D        Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

Moody's Investors Service, Inc.

Aaa      This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A        Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa      Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba       Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B        Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa      Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.

Ca       Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

C        This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch, Inc.

AAA      Debt rated in this category has the lowest expectation of credit risk.
         Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA       Debt rated in this category has a very low expectation of credit risk.
         Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A        Debt rated in this category has a low expectation of credit risk.
         Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB      Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB       Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
         However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B        Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC,     Debt rated in these categories has a real possibility for default.
CC, C    Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD,     The ratings of obligations in this category are based on their
DD, D    prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of
         50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process;
         those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

         To provide more detailed indications of credit quality, the Standard &
         Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

Commercial Paper Ratings

S&P              Moody's           Description
-----------------------------------------------------------------------------------------------------------

A-1              Prime-1           This indicates that the degree of safety regarding timely payment
                 (P-1)             is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2              Prime-2           Capacity for timely payment on commercial paper is satisfactory,
                 (P-2)             but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                                   characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3              Prime-3           Satisfactory capacity for timely repayment. Issues that carry this
                 (P-3)             rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings

S&P              Moody's           Description
-----------------------------------------------------------------------------------------------------------

SP-1             MIG-1; VMIG-1     Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                                   refinancing, or both.

SP-2             MIG-2; VMIG-2     Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

SP-3             MIG-3; VMIG-3     Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                                   preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4             MIG-4; VMIG-4     Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

More information about the funds is contained in these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for
                      location and hours.

On the Internet       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

By mail               SEC Public Reference Section
                      Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-28541   0203

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

(a)       (1) Articles of Incorporation of Twentieth Century Investors, Inc.,
          dated June 26, 1990 (filed electronically as Exhibit b1a to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated
          November 19, 1990 (filed electronically as Exhibit b1b to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a
          Maryland corporation and Twentieth Century Investors, Inc., a Delaware
          corporation, dated February 22, 1991 (filed electronically as Exhibit
          b1c to Post-Effective Amendment No. 73 to the Registration Statement
          of the Registrant on February 29, 1996, File No. 2-14213).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated
          August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective
          Amendment No. 73 to the Registration Statement of the Registrant on
          February 29, 1996, File No. 2-14213).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
          September 2, 1993 (filed electronically as Exhibit b1e to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
          April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective
          Amendment No. 73 to the Registration Statement of the Registrant on
          February 29, 1996, File No. 2-14213).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
          October 11, 1995 (filed electronically as Exhibit b1g to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
          January 22, 1996 (filed electronically as Exhibit b1h to
          Post-Effective Amendment No. 73 to the Registration Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
          March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective
          Amendment No. 75 to the Registration Statement of the Registrant on
          June 14, 1996, File No. 2-14213).

          (10) Articles Supplementary of Twentieth Century Investors, Inc.,
          dated September 9, 1996 (filed electronically as Exhibit a10 to
          Post-Effective Amendment No. 85 to the Registration Statement of the
          Registrant on September 1, 1999, File No. 2-14213).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
          December 2, 1996 (filed electronically as Exhibit b1j to
          Post-Effective Amendment No. 76 to the Registration Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

          (12) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated December 2, 1996 (filed electronically as Exhibit b1k to
          Post-Effective Amendment No. 76 to the Registration Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

          (13) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated July 28, 1997 (filed electronically as Exhibit b1l to
          Post-Effective Amendment No. 78 to the Registration Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

          (14) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated November 28, 1997 (filed electronically as Exhibit a13 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (15) Certificate of Correction to Articles Supplementary of American
          Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 83 to
          the Registration Statement of the Registrant on February 26, 1999,
          File No. 2-14213).

          (16) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated December 18, 1997 (filed electronically as Exhibit b1m to
          Post-Effective Amendment No. 78 to the Registration Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

          (17) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated January 25, 1999 (filed electronically as Exhibit a16 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (18) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated February 16, 1999 (filed electronically as Exhibit a17 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (19) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated August 2, 1999 (filed electronically as Exhibit a19 to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (20) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated November 11, 1999 (filed electronically as Exhibit a19 to
          Post-Effective Amendment No. 87 to the Registration Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

          (21) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated March 5, 2001 (filed electronically as Exhibit a21 to
          Post-Effective Amendment No. 93 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 2-14213).

          (22) Certificate of Correction to Articles Supplementary, dated April
          3, 2001 (filed electronically as Exhibit a22 to Post-Effective
          Amendment No. 93 to the Registration Statement of the Registrant on
          April 20, 2001, File No. 2-14213).

          (23) Articles Supplementary of American Century Mutual Funds, Inc.,
          dated June 14, 2002 is included herein.

          (24) Certificate of Correction to Articles Supplementary of American
          Century Mutual Funds, Inc., dated June 25, 2002 is included herein.

(b)       (1) By-laws of Twentieth Century Investors, Inc., (filed
          electronically as Exhibit b2 to Post-Effective Amendment No. 73 to the
          Registration Statement of the Registrant on February 29, 1996, File
          No. 2-14213).

          (2) Amendment to By-laws of American Century Mutual Funds, Inc.,
          American Century Capital Portfolios, Inc., American Century World
          Mutual Funds, Inc. and American Century Strategic Asset Allocations,
          Inc. (filed electronically as Exhibit b2b to Post-Effective Amendment
          No. 9 to the Registration Statement of American Century Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth, of
          Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) to
          Post-Effective Amendment No. 76 on Form N-1A of the Registrant, and
          Article Fifth of Registrant's Articles of Amendment, appearing as
          Exhibit (a)(4) to Post-Effective Amendment No. 76 on Form N-1A of the
          Registrant, to the Registration Statement on February 28, 1997; and
          Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33, 39, 45
          and 46 of Registrant's By-Laws appearing as Exhibit (b)(2) to
          Post-Effective Amendment No. 73 on Form N-1A, and Sections 25, 30 & 31
          of Registrant's By-Laws appearing as Exhibit (b)(2) to Post-Effective
          Amendment No. 9 on Form N-1A of American Century Capital Portfolios,
          Inc., File No. 33-64872.

(d)       (1) Management Agreement between American Century Mutual Funds, Inc.
          and American Century Investment Management, Inc., dated August 1, 1997
          (filed electronically as Exhibit b5 to Post-Effective Amendment No. 78
          to the Registration Statement of the Registrant on February 26, 1998,
          File No. 2-14213).

          (2) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated September 15, 1997 (filed electronically as Exhibit d2 to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (3) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated February 16, 1999 (filed electronically as Exhibit d2 to
          Post-Effective Amendment No. 83 to the Registration Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (4) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated November 30, 1999 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 87 to the Registration Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

          (5) Amendment No. 1 to the Management Agreement between American
          Century Mutual Funds, Inc. and American Century Investment Management,
          Inc., dated August 1, 2000 (filed electronically as Exhibit d5 to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (6) Addendum to the Management Agreement between American Century
          Mutual Funds, Inc. and American Century Investment Management, Inc.,
          dated May 1, 2001 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 93 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 2-14213).

          (7) Addendum to Management Agreement between American Century Mutual
          Funds, Inc. and American Century Investment Management, Inc., dated
          September 3, 2002 is included herein.

(e)       (1) Amended and Restated Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century Variable Portfolios II, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          September 3, 2002 (filed electronically as Exhibit e1 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Municipal Trust on September 30, 2002, File No.
          2-91229).

(f)       Not Applicable.

(g)       (1) Master Agreement by and between Commerce Bank, N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration
          Statement of the Registrant on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement by and between Twentieth Century
          Investors, Inc. and Twentieth Century Services, Inc., dated as of
          March 1, 1991 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 76 to the Registration Statement of the Registrant on
          February 28, 1997, File No. 2-14213).

          (2) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 89 to the Registration Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

(j)       (1) Consent of Deloitte & Touche, independent auditors (to be filed by amendment).

          (2) Power of Attorney, dated November 18, 2000 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 89 to the Registration
          Statement of the Registrant on December 1, 2000, File No. 2-14213).

          (3) Power of Attorney, dated November 30, 2001 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 94 to the Registration
          Statement of the Registrant on December 13, 2001, File No. 2-14213).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of Twentieth
          Century Capital Portfolios, Inc., Twentieth Century Investors, Inc.,
          Twentieth Century Strategic Asset Allocations, Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective Amendment No.
          9 to the Registration Statement of American Century Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 13, 1997 (filed electronically as Exhibit
          b15b to Post-Effective Amendment No. 77 to the Registration Statement
          of the Registrant on July 17, 1997, File No. 2-14213).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 30, 1997 (filed electronically as
          Exhibit b15c to Post-Effective Amendment No. 78 to the Registration
          Statement of the Registrant on February 26, 1998, File No. 2-14213).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 30, 1998 (filed electronically as Exhibit
          b15e to Post-Effective Amendment No. 11 to the Registration Statement
          of American Century Capital Portfolios, Inc. on June 26, 1998, File
          No. 33-39242).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 13, 1998 (filed electronically as
          Exhibit b15e to Post-Effective Amendment No. 12 to the Registration
          Statement of American Century World Mutual Funds, Inc. on November 13,
          1998, File No. 33-39242).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated February 16, 1999 (filed electronically as
          Exhibit m6 to Post-Effective Amendment No. 83 to the Registration
          Statement of the Registrant on February 26, 1999, File No. 2-14213).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated July 30, 1999 (filed electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 29, 1999, File No.
          33-64872).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 19, 1999 (filed electronically as
          Exhibit m8 to Post-Effective Amendment No. 87 to the Registration
          Statement of the Registrant on November 29, 1999, File No. 2-14213).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc., and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 1, 2000 (filed electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective Amendment No. 24 to the Registration Statement
          of American Century World Mutual Funds, Inc. on April 19, 2001, File
          No. 33-39242).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated December 3, 2001 (filed electronically as
          Exhibit m11 to Post-Effective Amendment No. 94 to the Registration
          Statement of the Registrant on December 13, 2001, File No. 2-14213).

          (12) Amendment No. 11 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 3, 2002 (filed electronically as
          Exhibit m12 to Post-Effective Amendment No. 27 to the Registration
          Statement of American Century World Mutual Funds, Inc. on October 10,
          2002, File No. 33-39242).

          (13) Master Distribution and Individual Shareholder Services Plan of
          American Century Capital Portfolios, Inc., American Century Mutual
          Funds, Inc., American Century Strategic Asset Allocations, Inc. and
          American Century World Mutual Funds, Inc. (C Class), dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective Amendment
          No. 24 to the Registration Statement of American Century World Mutual
          Funds, Inc. on April 19, 2001, File No. 33-39242).

          (14) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated April 30, 2001 (filed electronically as Exhibit m12 to
          Post-Effective Amendment No. 24 to the Registration Statement of
          American Century World Mutual Funds, Inc. on April 19, 2001, File No.
          33-39242).

          (15) Amendment No. 2 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated September 3, 2002 (filed electronically as Exhibit m15 to Post-Effective Amendment No. 27 to the Registration Statement of
          American Century World Mutual Funds, Inc. on October 10, 2002, File No.
          33-39242).

          (16) Master Distribution and Individual Shareholder Services Plan of
          American Century World Mutual Funds, Inc., American Century Mutual
          Funds, Inc., American Century Capital Portfolios, Inc., American
          Century Investment Trust, American Century Municipal Trust and
          American Century California Tax-Free and Municipal Funds (A Class)
          dated September 3, 2002 (filed electronically as Exhibit m6 to
          Post-Effective Amendment No. 34 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on October 10,
          2002, File No. 2-82734).

          (17) Master Distribution and Individual Shareholder Services Plan of
          American Century World Mutual Funds, Inc., American Century Mutual
          Funds, Inc., American Century Capital Portfolios, Inc., American
          Century Investment Trust, American Century Municipal Trust and
          American Century California Tax-Free and Municipal Funds (B Class)
          dated September 3, 2002 (filed electronically as Exhibit m7 to
          Post-Effective Amendment No. 34 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on October 10,
          2002, File No. 2-82734).

          (18) Shareholder Services Plan of Twentieth Century Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic Asset Allocations, Inc. and Twentieth Century World
          Investors, Inc. (Service Class), dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to
          the Registration Statement of American Century Capital Portfolios,
          Inc. on February 17, 1998, File No. 33-64872).

(n)       Amended and Restated Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc., American Century World
          Mutual Funds, Inc., American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Funds, American
          Century Municipal Trust, American Century Quantitative Equity Funds
          and American Century Target Maturities Trust, dated September 3, 2002
          (filed electronically as Exhibit n to Post-Effective Amendment No. 35
          to the Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

(o)       Not applicable.

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     None.

ITEM 25. Indemnification.

     The Registrant is a Maryland corporation. Section 2-418 of the General
Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriter.

     I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*        with Underwriter            with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director            Chairman and
                                                         Director

James E. Stowers III    Co-Chairman and Director         Director

W. Gordon Snyder        President                        none

William M. Lyons        Chief Executive Officer,         President
                        Executive Vice President
                        and Director

Robert T. Jackson       Executive Vice President,        Executive Vice
                        Chief Financial Officer          President and
                        and Chief Accounting Officer     Chief Financial
                                                         Officer

Joseph Greene           Senior Vice President            none

Brian Jeter             Senior Vice President            none

Mark Killen             Senior Vice President            none

Tom Kmak                Senior Vice President            none

Dave Larrabee           Senior Vice President            none

Barry Mayhew            Senior Vice President            none

David C. Tucker         Senior Vice President            Senior Vice
                        and General Counsel              President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services
Corporation and American Century Investment Management, Inc., all located at
American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                              SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this Amendment No. 98 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 10th day of October, 2002.

                               American Century Mutual Funds, Inc.
                               (Registrant)

                               By: /*/William M. Lyons
                               President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 98 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                             Date
---------                  -----                             ----

*William M. Lyons         President and                  October 10, 2002
William M. Lyons          Principal Executive Officer

*Robert T. Jackson        Chief Financial Officer        October 10, 2002
Robert T. Jackson

*Maryanne Roepke          Senior Vice President,         October 10, 2002
Maryanne Roepke           Treasurer and Chief
                          Accounting Officer

*James E. Stowers, Jr.    Chairman of the Board and      October 10, 2002
James E. Stowers, Jr.     Director

*James E. Stowers III     Director                       October 10, 2002
James E. Stowers III

*Thomas A. Brown          Director                       October 10, 2002
Thomas A. Brown

*Andrea C. Hall, Ph.D.    Director                       October 10, 2002
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock         Director                       October 10, 2002
D. D. (Del) Hock

*Donald H. Pratt          Director                       October 10, 2002
Donald H. Pratt

*Gale E. Sayers           Director                       October 10, 2002
Gale E. Sayers

*M. Jeannine Strandjord   Director                       October 10, 2002
M. Jeannine Strandjord

*Timothy S. Webster       Director                       October 10, 2002
Timothy S. Webster

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact